Commitments & Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Commitments & Contingencies (Details) [Line Items]
Underwriting agreement, description	The underwriter was entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.		The underwriter was entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Services fee	$ 350,000		$ 350,000
Consulting firm amount	2,650,000		2,650,000
Termination fee			$ 1,115,800
General and administrative expenses	418,000	$ 0
Termination fee	$ 1,533,800	$ 1,115,800
Initial Public Offering [Member]
Commitments & Contingencies (Details) [Line Items]
Additional purchase of shares (in Shares)	4,500,000		4,500,000
Unit price (in Dollars per share)	$ 10.00		$ 10.00